Current and deferred income tax and social contribution - Changes in the balances of deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	R$ 145,093	R$ 90,693	R$ 48,774
Constitution	875,601	328,862	51,164
Realization	(414,406)	(274,462)	(9,245)
Ending Balance	606,290	145,093	90,693
Provision for impairment losses on loans and advances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	109,620	72,721	43,369
Constitution	227,915	62,580	33,078
Realization	(41,736)	(25,681)	(3,726)
Ending Balance	295,799	109,620	72,721
Provisions for legal and tax matters
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	8,791	7,901	7,272
Constitution	3,855	6,402	4,827
Realization	(2,926)	(5,512)	(4,198)
Ending Balance	9,720	8,791	7,901
Adjustment of financial assets to fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		2,308	124
Constitution	450,377		2,308
Realization	(265,491)	(2,308)	(124)
Ending Balance	184,886		2,308
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	1,893	523	907
Constitution	62,617	1,522	62
Realization	(1,571)	(152)	(446)
Ending Balance	62,939	1,893	523
Carryforward tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	58,794	23,108	1,303
Constitution	160,115	183,865
Realization	(123,337)	(148,179)	(1,303)
Ending Balance	95,574	58,794	23,108
Provision for loss of non-current assets held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	4,383	5,656	341
Constitution	4,607		23,311
Realization		(1,274)	(544)
Ending Balance	8,990	4,383	5,656
Expected loss on financial instruments - FVTPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	343	5,656	3,938
Constitution	6,093	343	1,718
Ending Balance	6,436	343	5,656
Hedge transactions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	22,195
Constitution	23,568	133,123
Realization	(14,582)	(110,928)
Ending Balance	31,181	22,195
Hedge transactions.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		(1,751)
Constitution			(1,751)
Realization		1,751
Ending Balance			(1,751)
Deferred tax assets.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	206,019	112,217	57,254
Constitution	939,147	387,835	65,304
Realization	(449,643)	(294,034)	(10,341)
Ending Balance	695,525	206,019	112,217
Receivable from the sale of investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(36,841)
Constitution		(36,841)
Realization	15,021
Ending Balance	(21,820)	(36,841)
Adjustment of financial assets to fair value [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(18,509)	(12,389)
Constitution		(22,132)	(12,389)
Realization	18,509	16,013
Ending Balance		(18,509)	(12,389)
Commission Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(5,576)	(7,384)	(8,480)
Realization	1,707	1,808	1,096
Ending Balance	(3,869)	(5,576)	(7,384)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Constitution	(63,546)
Ending Balance	(63,546)
Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(60,926)	(21,524)	(8,480)
Constitution	(63,546)	(58,973)	(14,140)
Realization	35,237	19,572	1,096
Ending Balance	R$ (89,235)	R$ (60,926)	R$ (21,524)